MARKETABLE SECURITIES (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018
Investments, Debt and Equity Securities [Abstract]
Proceeds from (Payments for) in Securities Sold under Agreements to Repurchase	$ 8,392	$ 10,272
Marketable Securities, beginning balance	836	19,231	$ 19,231
Marketable securities, shares disposed	0		(16,749)
Unrealized gain on marketable securities	302	$ 491	(3,526)
Marketable securities pledged to creditors	(8,552)		(8,392)
Marketable Securities, ending balance	$ 978		$ 836